Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The intangible assets consisted of the following:

	As of December 31, 2016	As of December 31, 2015

Accounting software	$3,696	$3,949
Less: accumulated amortization	(924)	(263)
Intangible assets, net	$2,772	$3,686